Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	¥ 1,262,397	¥ 2,319,427
Amounts due from subsidiaries	51,711,938	51,198,256
Prepaid expenses and other current assets	5,592,243	3,665,297
Total current assets	58,566,578	57,182,980
Non-current assets
Intangible assets, net	48,222,183	51,054,462
Total non-current assets	48,222,183	51,054,462
Total assets	106,788,761	108,237,442
Current liabilities
Convertible notes, at fair value-current	473,715,560
Other current liabilities	9,115,387	20,532,039
Total current liabilities	482,830,947	20,532,039
Non-current liabilities
Amount due to related parties		94,199,910
Convertible notes, at fair value-non current	464,847,231	420,712,380
Total non-current liabilities	464,847,231	514,912,290
Total liabilities	947,678,178	535,444,329
Shareholders’ deficit
Ordinary shares	9,733	9,733
Additional paid-in capital	1,818,421,338	1,807,715,296
Accumulated losses	(2,668,505,330)	(2,256,423,775)
Accumulated other comprehensive income	9,184,842	21,491,865
Total shareholders’ deficit	(840,889,417)	(427,206,881)
Total liabilities and shareholders’ deficit	¥ 106,788,761	¥ 108,237,442